INVESTMENT MANAGERS SERIES TRUST II

235 W. Galena Street

Milwaukee, WI 53212

February 8, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”) Registration Statement on Form N-14 (File No. 333- )

Ladies and Gentlemen:

We are filing the Trust’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14, including exhibits thereto. The Combined Proxy Statement and Prospectus contained in this filing relate to the reorganization of the ACM Dynamic Opportunity Fund and ACM Tactical Income Fund (each an “Acquired Fund” and collectively, the “Acquired Funds”), each a series of Northern Lights Funds Trust III, a Delaware statutory trust, into the AXS Dynamic Opportunity Fund and AXS Tactical Income Fund (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), each a series of the Trust.

Please contact me at (626) 385-5777 with your questions or comments regarding this Registration Statement. I may also be reached at diane.drake@mfac-ca.com.

Sincerely,

/s/Diane J. Drake
Diane J. Drake
Secretary